Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable

	December 31, 2021	December 31, 2020
Balance, beginning of year	$16,042	$18,258
Accretion expense	1,356	3,732
Repayment	(7,451)	(5,948)
Balance, end of year	9,947	16,042
Current portion	(5,200)	(7,451)
Long-term portion	$4,747	$8,591

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2021:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2022	$10,057	$687	$517	$11,261
2023	11,582	—	460	12,042
2024	12,167	136	427	12,730
2025	11,609	136	228	11,973
2026 and thereafter	8,101	272	23	8,396
	$53,516	$1,231	$1,655	$56,402
The estimated repayments including interest are as follows, for the years ending December 31:

2022	$5,200
2023	1,320
2024	1,848
2025	2,270
2026	2,851
$13,489